Goodwill And Intangible Assets (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
2014	$ 80
2015	80
2016	80
2017	80
2018	80
Patent [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2014	43
2015	43
2016	43
2017	43
2018	43
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2014	5
2015	5
2016	5
2017	5
2018	5
Trade Name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2014	9
2015	9
2016	9
2017	9
2018	9
Customer List [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2014	23
2015	23
2016	23
2017	23
2018	$ 23